PROPERTY, PLANT AND EQUIPMENT - Summary of Capitalised Exploration Drilling Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment [abstract]
Beginning balance	$ 3,654	$ 5,668	$ 6,629
Additions pending determination of proved reserves	1,024	1,016	2,036
Amounts charged to expense	(639)	(815)	(1,218)
Reclassifications to productive wells on determination of proved reserves	(577)	(1,385)	(1,655)
Other movements	(447)	(830)	(124)
Ending balance	3,015	$ 3,654	$ 5,668
Disposals of capitalized exploration drilling costs	290
Impairment of capitalized exploration drilling costs	$ 116